Earnings per Share (Schedule of Number of Ordinary Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Weighted Average number of shares used in calculation of basic/diluted earnings per share	53,870	53,856	53,826